Nasdaq Equity Premium Income ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Nasdaq Equity Premium Income ETF | ETF
Prospectus [Line Items]
Annual Return [Percent]	24.82%	36.28%